Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	$ (258,355)	$ 88,131	$ 14,458,911
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- Deferred income taxes (note 15)	76,324	(83,010)	265,096
- Share-based compensation (note 20)	0	0	7,735
- Inventory provision (note 7)	52,527	140,004	70,133
- Provision for doubtful accounts	2,638	4,268	2,967
- Loss on disposal and impairment of property, plant and equipment (note 8)	78,720	5,213	977
- Depreciation of property, plant and equipment (note 8)	140,467	153,819	84,446
- Amortization of prepaid land lease payments (note 9)	2,228	1,749	2,203
- Amortization of intangible assets (note 10)	2,050	1,029	183
- Government grants recognized in income	(22,423)	(760)	(725)
- Investment income	(248,085)	0	0
Changes in:
- Accounts receivable	82,147	289,600	(710,355)
- Inventories	(16,766)	30,382	(334,062)
- Income tax (recoverable)/payable	101,378	(1,275,296)	1,216,717
- Prepaid expenses and deposits	3,265	22,519	(143,324)
- Deferred revenue	2,883	(58,485)	(288,779)
- Accounts payable and accrued liabilities	109,430	(86,860)	720,858
- Other non-current assets/liabilities	(4,431)	(3,048)	(440)
Net cash provided by (used in) operating activities	103,997	(770,745)	15,352,541
Financing activities
- Proceeds from bank loans	243,395	151	13,511
- Repayments of bank loans	(308)	(2,981)	(33,436)
- Proceeds from issuance of common stock, net of share issuance costs	676	0	1,033
- Dividend paid	(328,080)	(263,171)	(1,875,892)
- Proceeds from subsidiary' s financing	0	11,291	0
- Government grants received (note 17)	12,499	14,797	4,317
- Loan from a non-controlling shareholder (note 13(a))	0	0	7,119
- Repayments of loan from a non-controlling shareholder (note 13(a))	(4,245)	(1,486)	(13,332)
Net cash used in financing activities	(76,063)	(241,399)	(1,896,680)
Investing activities
- Proceeds from redemption and sales of investments	5,575,287	6,327,521	6,567,491
- Proceeds from dissolution of subsidiary	0	114,352	0
- Proceeds from disposal of equipment	39	608	172
- Acquisition of intangible assets	(1,145)	(9,568)	(154)
- Prepaid land lease payments	0	(35,683)	(30,986)
- Purchase of investments	(8,222,005)	(11,658,465)	(8,826,611)
- Acquisition of property, plant and equipment	(144,543)	(393,800)	(719,823)
- Purchase of equity method investments	(133,767)	(105,435)	(13,663)
- Distributions by equity method investees	2,021	0	0
Net cash used in investing activities	(2,924,113)	(5,760,470)	(3,023,574)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(114,901)	(560,769)	137,269
Increase (decrease) in cash and cash equivalents and restricted cash	(3,011,080)	(7,333,383)	10,569,556
Cash and cash equivalents and restricted cash, beginning of year	4,286,377	11,619,760	1,050,204
Cash and cash equivalents and restricted cash, end of year	1,275,297	4,286,377	11,619,760
Supplemental disclosure of cash flow information:
Cash paid for interest	5,348	1,112	2,799
Cash paid (received) for income taxes	$ (55,764)	$ 1,321,563	$ 1,487,979